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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage LLC
                 ----------------------------------
   Address:
                 ----------------------------------
                 111 West Jackson Blvd., Suite 2000
                 ----------------------------------
                 Chicago, IL 60604
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Shimanek
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   312 692 5011
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ William J. Shimanek         Chicago, Illinois      3/10/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]  NONE

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:        102
                                        --------------------

Form 13F Information Table Value Total:       569,980
                                        --------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                                    06/30/05

Column 1                     Column 2       Column 3  Column 4      Column 5      Column 6   Column 7        Column 8
-------------------------    ------------------------ -------- ------------------ ---------- -------- -----------------------
                                                      VALUE    SHRS OR   SH/ PUT/ INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS CUSIP     (X$1000) PRN AMT   PRN CALL DISCRETION MANAGERS SOLE     SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC   Bond           007903AF4     3565   1500000 PNR      SOLE                 1500000
ALLSCRIPTS HEALTHCARE SOLUTI COM            01988P958       75      4500     PUT  SOLE                     N/A
ALLSCRIPTS HEALTHCARE SOLUTI Bond           01988PAB4     6515   4000000 PNR      SOLE                 4000000
AMAZON COM INC               Bond           023135AF3     2398   2500000 PNR      SOLE                 2500000
AMERICREDIT CORP             COM            03060R901      510     20000     CALL SOLE                     N/A
AMKOR TECHNOLOGY INC         COM            031652100      113     25000 SH       SOLE                   25000
APOGENT TECHNOLOGIES INC     Bond           03760AAK7     5320   4290000 PNR      SOLE                 4290000
AQUILA INC                   COM            03840P102      939    260000 SH       SOLE                  260000
BEA SYS INC                  Bond           073325AD4     1972   2000000 PNR      SOLE                 2000000
CBRL GROUP INC               Bond           12489VAB2     5245  11000000 PNR      SOLE                11000000
CMS ENERGY CORP              COM            125896950      616     40900     PUT  SOLE                     N/A
CMS ENERGY CORP              Bond           125896AT7     3776   2500000 PNR      SOLE                 2500000
CSX CORP                     Bond           126408GA5    13548  15500000 PNR      SOLE                15500000
CALPINE CORP                 COM            131347956      221     63600     PUT  SOLE                     N/A
CARNIVAL CORP                Bond           143658AS1    43084  47500000 PNR      SOLE                47500000
CENDDANT CORP                COM            151313903      347     15500     CALL SOLE                     N/A
CENTERPOINT ENERGY INC       Bond           15189TAC1     4207   3500000 PNR      SOLE                 3500000
CHARTER COMMUNICATIONS INC D COM            16117M957       47     40000     PUT  SOLE                     N/A
CIBER INC                    COM            17163B952      104     13000     PUT  SOLE                     N/A
CIBER INC                    Bond           17163BAB8     5335   6000000 PNR      SOLE                 6000000
CIENA CORP                   COM            171779951       65    100000     PUT  SOLE                     N/A
CIENA CORP                   Bond           171779AA9     3632   4100000 PNR      SOLE                 4100000
CITIGROUP INC                COM            172967901     1248     27000     CALL SOLE                     N/A
COCA COLA CO                 COM            191216900      440     20000     CALL SOLE                     N/A
CONNETICS CORP               Bond           208192AB0     4492   4500000 PNR      SOLE                 4500000
CONTINENTAL AIRLS INC        COM            210795908      233     18000     CALL SOLE                     N/A
CONTINENTAL AIRLS INC        Bond           210795PJ3     3476   4000000 PNR      SOLE                 4000000
COOPER CAMERON CORP          COM            216640102     4312     69500 SH       SOLE                   69500
CREDENCE SYS CORP            COM            225302958      547     60400     PUT  SOLE                     N/A
CREDEMCE SUS CORP            Bond           225302AF5     2082   2100000 PNR      SOLE                 2100000
CROWN CASTLE INTL CORP       COM            228227954      642     31600     PUT  SOLE                     N/A
CURAGEN CORP                 Bond           23126RAD3     2243   3000000 PNR      SOLE                 3000000
DELPHI CORP                  COM            247126105       47     10000 SH       SOLE                   10000
DISNEY WALT CO               COM            254687906      891     35400     CALL SOLE                     N/A
EDO CORP                     Bond           281347AD6     1032   1000000 PNR      SOLE                 1000000
EL PASO ELEC CO              COM            283677954     8524    739900     PUT  SOLE                     N/A
EL PASO CORP                 COM            28336L109      159     13800 SH       SOLE                   13800
ELECTRONICS FOR IMAGING      COM            286082952      210     10000     PUT  SOLE                     N/A
FAIR ISAAC CORP              COM            303250104      210      5760 SH       SOLE                    5760
HEALTH MGMT ASSOC NEW        Bond           421933AG7     5031   5500000 PNR      SOLE                 5500000
HERCULES INC                 COM            427056956      566     40000     PUT  SOLE                     N/A
HUMAN GENOME SCIENCES INC    Bond           444903AF5     1940   2000000 PNR      SOLE                 2000000
INTERNATIONAL GAME TECHNOLOG Bond           459902AL6     9111  14000000 PNR      SOLE                14000000
JAKKS PAC INC                Bond           47012EAB2     2324   2000000 PNR      SOLE                 2000000
KINDRED HEALTHCARE INC       Warrant        494580111     3856     77798          SOLE                     N/A
KINDRED HEALTHCARE INC       Warrant        494580129        5       100          SOLE                     N/A
LEGG MASON INC               Bond           524901AG0    24968  20750000 PNR      SOLE                20750000
LENNAR CORP                  Bond           526057AF1    25975  28850000 PNR      SOLE                28850000
LEVEL 3 COMMUNICATIONS INC   Bond           52729NBA7     3180   6000000 PNR      SOLE                 6000000
LIGAND PHARMACEUTICALS INC   Bond           53220KAB4     2521   2119000 PNR      SOLE                 2119000
LIONS GATE ENTMNT CORP       COM            535919953      410     40000     PUT  SOLE                     N/A
LOWES COS INC                Bond           548661CF2    67119  70036000 PNR      SOLE                70036000

                                     Page 4
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                                    06/30/05

COLUMN 1                     COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
-------------------------    ------------------------ -------- ------------------ ---------- -------- -----------------------
                                                      VALUE    SHRS OR   SH/ PUT/ INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS CUSIP     (X$1000) PRN AMT   PRN CALL DISCRETION MANAGERS SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------
MANOR CARE INC NEW           Bond           564055AK7     2034   1500000 PNR      SOLE                  1500000
MARKEL CORP                  Bond           570535AC8    11262  28000000 PNR      SOLE                 28000000
MAXTOR CORP                  COM            577729955      158     30300     PUT  SOLE                      N/A
MAXTOR CORP                  Bond           577729AC0     2306   2500000 PNR      SOLE                  2500000
MEDICIS PHARMACEUTICAL CORP  Bond           58470KAA2    11732  10000000 PNR      SOLE                 10000000
MERCURY INTERATIVE CORP      COM            589405109       81      2100 SH       SOLE                     2100
MERCURY INTERACTIVE CORP     Bond           589405AB5      992   1000000 PNR      SOLE                  1000000
MERRILL LYNCH & CO INC       COM            590188908     1100     20000     CALL SOLE                      N/A
MERRILL LYNCH & CO INC       Bond           590188W46     4988   5000000 PNR      SOLE                  5000000
MESA AIR GROUP INC           Bond           590479AB7     4434  12500000 PNR      SOLE                 12500000
METAL MGMT INC               Warrant        591097134     1322     73009          SOLE                      N/A
MICRON TECHNOLOGY INC        COM            595112103     1332    130500 SH       SOLE                   130500
NABOR INDS INC.              COM            629568106      855     14100 SH       SOLE                    14100
NAVISTAR INTL CORP NEW       Bond           63934EAG3     2170   2000000 PNR      SOLE                  2000000
NEW YORK CMNTY BANCORP INC   COM            649445903      634     35000     CALL SOLE                      N/A
NEW YORK CMNTY BANCORP INC   COM            649445953      969     53500     PUT  SOLE                      N/A
NORTHWEST AIRLS CORP         Bond           667280AC5      473   1000000 PNR      SOLE                  1000000
ODYSSEY RE HLDGS CORP        Bond           67612WAB4     1159   1000000 PNR      SOLE                  1000000
OPTION CARE INC              COM            683948953      343     24300     PUT  SOLE                      N/A
OWENS ILL INC                COM            690768403      456     18200 SH       SOLE                    18200
PACIFICARE HEALTH SYS DEL    Bond           695112AG7    23954   7000000 PNR      SOLE                  7000000
PFIZER INC                   COM            717081103      827     30000 SH       SOLE                    30000
PFIZER INC                   COM            717081953      813     30000     PUT  SOLE                      N/A
PHOTRONICS INC               Bond           719405AE2     8548   5500000 PNR      SOLE                  5500000
POWERWAVE TECHNOLOGIES INC   COM            739363959     1328    129900     PUT  SOLE                      N/A
POWERWAVE TECHNOLOGIES INC   Bond           739363AB5     5721   5180000 PNR      SOLE                  5180000
PROVIDIAN FINL CORP          COM            74406A952    14122    801000     PUT  SOLE                      N/A
PROVIDIAN FINL CORP          Bond           74406AAC6    10300   7500000 PNR      SOLE                  7500000
PROVIDIAN FINL CORP          Bond           74406AAD4     1856   1500000 PNR      SOLE                  1500000
PULTE HOMES INC              COM            745867101     1011     12000 SH       SOLE                    12000
RITE AID CORP                COM            767754954       66     15900     PUT  SOLE                      N/A
RITE AID CORP                Bond           767754BA1     2480   2500000 PNR      SOLE                  2500000
ROYAL CARIBBEAN CRUISES LTD  Bond           780153AK8    98875 173000000 PNR      SOLE                173000000
ROYAL CARIBBEAN CRUISES LTD  Bond           780153AM4    20155  26587000 PNR      SOLE                 26587000
SARA LEE CORP                COM            803111103      198     10000 SH       SOLE                    10000
SARA LEE CORP                COM            803111903      792     40000     CALL SOLE                      N/A
SOUTHWEST AIRLS CO           COM            844741908      146     10500     CALL SOLE                      N/A
STARWOOD HOTELS&RESORTS WRLD COM            85590A203      925     15800 SH       SOLE                    15800
TJX COS INC NEW              Bond           872540AL3     3297   4000000 PNR      SOLE                  4000000
TEKELEC                      COM            879101953      306     18200     PUT  SOLE                      N/A
TEKELEC                      Bond           879101AE3     2092   2000000 PNR      SOLE                  2000000
TRANSKARYOTIC THERAPIES INC  COM            893735100      527     14400 SH       SOLE                    14400
TRANSKARYOTIC THERAPIES INC  COM            893735950      988     27000     PUT  SOLE                      N/A
TYCO INTL GROUP SA           Bond           902118BF4     9673   7500000 PNR      SOLE                  7500000
UNIVERSAL HEALTH SVCS INC    Bond           913903AL4     4592   6490000 PNR      SOLE                  6490000
VIACOM INC                   COM            925524308      256      8000 SH       SOLE                     8000
WABASH NATL CORP             Bond           929566AD9     4134   3000000 PNR      SOLE                  3000000
WALTER INDS INC              Bond           93317QAC9    14101   6000000 PNR      SOLE                  6000000
WASTE CONNECTIONS INC        COM            941053950      690     18500     PUT  SOLE                      N/A
WASTE CONNECTIONS INC        Bond           941053AE0     8981   7500000 PNR      SOLE                  7500000

                                     Page 4